Related party transactions	12 Months Ended
Dec. 31, 2022
Statements [Line Items]
Related party transactions [Text Block]

23. Related party transactions

In addition to the service fee earned as operator of the JV and administrative and exploration services provided by the JV to the Company on its wholly owned Asumura property (note 7), the Company's related party transactions included compensation paid to key management personnel (being directors and executive officers of the Company), which was as follows for the years presented:

	Year ended December 31,
	2022	2021
	$	$
Salaries and benefits	1,942	2,943
Share-based compensation	1,343	2,413
Total compensation	3,285	5,356